Investment Objectives and Goals - Wealthfront Treasury Money Market Fund	Nov. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Wealthfront Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wealthfront Treasury Money Market Fund (the “Fund”) is a mutual fund that seeks to provide competitive yield with low risk and high liquidity.